RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses related to grower advances at beginning of period	$ (25,531)
Additional provisions in the period	(385)
Recoveries of amounts previously reserved	277
Foreign exchange impact	42
Financing Receivable, Allowance for Credit Loss, Disposal	2,181
Allowance for expected credit losses related to grower advances at end of period	$ (23,416)